Non-Interest Revenue - Summary of Disaggregation of Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 324,086.5	$ 3,793.6	₨ 280,965.9	₨ 239,603.7
Deposit related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	49,755.2	582.4	45,178.6	40,749.9
Lending related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	63,372.6	741.8	55,501.7	48,878.2
Third-party products related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	49,214.3	576.1	43,049.3	54,548.9
Payments and cards business fees
Disaggregation of Revenue [Line Items]
Fees and commissions	104,416.2	1,222.2	92,568.5	72,969.0
Investment Management Fee
Disaggregation of Revenue [Line Items]
Fees and commissions	36,902.3	432.0	20,819.1	0.0
Other
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 20,425.9	$ 239.1	₨ 23,848.7	₨ 22,457.7